Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C.  20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

December 29, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	AB Cap Fund, Inc.
- AB Performance Fee Series – Emerging Markets Growth Portfolio
File Nos. 2-29901 and 811-01716

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 221 under the Securities Act of 1933 and Amendment No. 200 under the Investment Company Act of 1940 to the Registration Statement on Form N‑1A of AB Cap Fund, Inc.  We are making this filing to implement a new advisory fee arrangement for the above referenced portfolio.
Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737‑8833.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment
cc: Paul M. Miller